Note 10 - Long-Term Debt (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended		0 Months Ended	10 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended					1 Months Ended						0 Months Ended	1 Months Ended		0 Months Ended					0 Months Ended	1 Months Ended					0 Months Ended	1 Months Ended		0 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended	0 Months Ended
	Jun. 11, 2007	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 15, 2006 Preceeding 4 Payments (Member) Xingang Shipping Ltd [Member]	Apr. 30, 2009 London Interbank Offered Rate (LIBOR) [Member] Balloon Payment [Member] Eleni Shipping Ltd. [Member]	Dec. 28, 2010 London Interbank Offered Rate (LIBOR) [Member] Tranche A [Member] Noumea Shipping Ltd [Member]	Apr. 08, 2013 London Interbank Offered Rate (LIBOR) [Member] Xingang Shipping Ltd [Member]	Nov. 15, 2006 London Interbank Offered Rate (LIBOR) [Member] Xingang Shipping Ltd [Member]	Nov. 30, 2010 London Interbank Offered Rate (LIBOR) [Member] Trust Navigation Corp [Member]	Oct. 29, 2010 London Interbank Offered Rate (LIBOR) [Member] Trust Navigation Corp [Member]	Jan. 19, 2009 London Interbank Offered Rate (LIBOR) [Member] SAF-Concord Shipping Ltd. [Member]	Oct. 29, 2012 London Interbank Offered Rate (LIBOR) [Member] SAF-Concord Shipping Ltd. [Member]	Apr. 30, 2009 London Interbank Offered Rate (LIBOR) [Member] Eleni Shipping Ltd. [Member]	Dec. 15, 2009 London Interbank Offered Rate (LIBOR) [Member] Pantelis Shipping Corp. [Member]	Nov. 05, 2010 London Interbank Offered Rate (LIBOR) [Member] Aggeliki Shipping Ltd [Member]	Nov. 15, 2006 Four Installments [Member] Xingang Shipping Ltd [Member]	Dec. 15, 2009 Four Installments [Member] Pantelis Shipping Corp. [Member]	Nov. 15, 2006 Sixteen Installments [Member] Xingang Shipping Ltd [Member]	Apr. 05, 2013 Eight Installments [Member] Xingang Shipping Ltd [Member]	Feb. 28, 2008 First Due [Member] Trust Navigation Corp [Member]	Feb. 28, 2008 Next Four Installments [Member] Trust Navigation Corp [Member]	Nov. 30, 2010 Second Fourth Installment [Member] Trust Navigation Corp [Member]	Nov. 30, 2010 Final Installment [Member] Trust Navigation Corp [Member]	Nov. 30, 2010 Refinanced Balloon Payment [Member] Trust Navigation Corp [Member]	Apr. 30, 2009 First Two Installments [Member] Eleni Shipping Ltd. [Member]	Apr. 30, 2009 Second Two Installments [Member] Eleni Shipping Ltd. [Member]	Apr. 30, 2009 Third Two Installments [Member] Eleni Shipping Ltd. [Member]	Apr. 30, 2009 Fourth Two Installments [Member] Eleni Shipping Ltd. [Member]	Apr. 30, 2009 Fifth Four Installments [Member] Eleni Shipping Ltd. [Member]	Apr. 30, 2009 Fourth Four Installments [Member] Eleni Shipping Ltd. [Member]	Dec. 15, 2009 Twenty-Eight Installments [Member] Pantelis Shipping Corp. [Member]	Dec. 28, 2010 Tranche A [Member] Noumea Shipping Ltd [Member]	Dec. 28, 2010 Tranche B [Member] Noumea Shipping Ltd [Member]	Sep. 04, 2006 Prospero Maritime Inc. [Member]	Apr. 05, 2013 Xingang Shipping Ltd [Member]	Nov. 15, 2006 Xingang Shipping Ltd [Member]	Nov. 15, 2015 Xingang Shipping Ltd [Member]	Nov. 02, 2013 Xingang Shipping Ltd [Member]	Jun. 11, 2007 Manolis Shipping Ltd [Member]	Nov. 30, 2010 Trust Navigation Corp [Member]	Aug. 31, 2010 Trust Navigation Corp [Member]	Feb. 28, 2008 Trust Navigation Corp [Member]	Oct. 29, 2010 Trust Navigation Corp [Member]	Oct. 31, 2007 Trust Navigation Corp [Member]	Jan. 19, 2009 SAF-Concord Shipping Ltd. [Member]	Oct. 29, 2012 SAF-Concord Shipping Ltd. [Member]	Apr. 30, 2009 Eleni Shipping Ltd. [Member]	Dec. 15, 2009 Pantelis Shipping Corp. [Member]	Nov. 05, 2010 Aggeliki Shipping Ltd [Member]	Dec. 28, 2010 Noumea Shipping Ltd [Member]	Sep. 04, 2006 First Two Installments [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Second Installment [Member] Prospero Maritime Inc. [Member]	Sep. 04, 2006 Eleven Installments [Member] Prospero Maritime Inc. [Member]	Dec. 28, 2010 Minimum [Member] London Interbank Offered Rate (LIBOR) [Member] Tranche B [Member] Noumea Shipping Ltd [Member]	Sep. 04, 2006 Minimum [Member] London Interbank Offered Rate (LIBOR) [Member] Prospero Maritime Inc. [Member]	Jun. 11, 2007 Minimum [Member] London Interbank Offered Rate (LIBOR) [Member] Manolis Shipping Ltd [Member]	Jun. 11, 2007 Minimum [Member] Manolis Shipping Ltd [Member]	Dec. 28, 2010 Maximum [Member] London Interbank Offered Rate (LIBOR) [Member] Tranche B [Member] Noumea Shipping Ltd [Member]	Sep. 04, 2006 Maximum [Member] London Interbank Offered Rate (LIBOR) [Member] Prospero Maritime Inc. [Member]	Jun. 11, 2007 Maximum [Member] London Interbank Offered Rate (LIBOR) [Member] Manolis Shipping Ltd [Member]
Note 10 - Long-Term Debt (Details) [Line Items]
Debt Instrument, Face Amount																																	$ 15,000,000	$ 5,000,000	$ 15,500,000		$ 20,000,000			$ 10,000,000					$ 15,000,000	$ 10,000,000		$ 10,000,000	$ 13,000,000	$ 8,500,000	$ 20,000,000
Debt Instrument Number Of Semi-Annual Payments																										10	2	2	2	4			12		14
Debt Instrument, Periodic Payment																	750,000	500,000	250,000	200,000			550,000			100,000	400,000	600,000			800,000	280,000	720,000	625,000			1,000,000			160,000	50,000		750,000			250,000	250,000			303,000		1,200,000	1,000,000	825,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																								2,400,000	2,400,000								6,360,000		3,025,000		5,000,000	3,400,000		4,880,000	1,900,000					5,000,000	3,000,000	4,600,000	3,160,000	2,440,000
Debt Instrument, Basis Spread on Variable Rate						2.70%	2.65%	5.30%	0.935%	0.90%	3.75%	2.50%	5.00%	2.50%	2.70%	2.85%																																							2.65%	0.90%	0.80%		4.00%	0.95%	0.90%
Debt Instrument Minimum Cash Balance																																			300,000					300,000				300,000		300,000		300,000	300,000
Debt Instrument Overall Liquidity																																			300,000
Debt Instrument Number of Quarterly Payments					4													4			1,850,000	4										28				8	8				10	4	4						32	20
Debt Instrument Number of Consecutive Installments																																		8			16
Debt Instrument, Interest Rate, Stated Percentage																																					0.90%
Debt Instrument, Minimum Deposit Requirement																																							400,000
Debt Instrument, Number of Periodic Payments	thirty-two																																													twenty	eight
Debt Instrument Percentage To Fair Market Value																																																										55.00%
Repayments of Bank Debt		15,937,000	13,332,000	13,472,000																																												5,400,000
Debt Instrument, Term																																																5 years
Limited Dividends Percentage Loans to Profits			60.00%
Deposits		7,862,415	9,926,011
Interest Expense, Debt		$ 1,699,951	$ 1,841,245	$ 2,046,420